Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes	Income Taxes
Consolidated Statements of Earnings
I. Rate Reconciliation

Year ended Dec. 31	2024	2023	2022
Earnings before income taxes	319	880	353
Net earnings attributable to non-controlling interests not subject to tax	(10)	(80)	(94)
Adjusted earnings before income taxes	309	800	259
Statutory Canadian federal and provincial income tax rate (%)	23.3%	23.4%	23.4%
Expected income tax expense	72	187	61
(Decrease) increase in income taxes resulting from:
Differences in effective foreign tax rates	(6)	9	(1)
Non-deductible expense(1)	46	58	130
Non-taxable income	(10)	—	—
Taxable capital loss (gain)	1	(2)	18
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(5)	(3)	(2)
Reversal of unrecognized deferred income tax assets	(13)	(178)	(24)
Statutory and other rate differences	(1)	1	(3)
Adjustments in respect of deferred income tax of previous years	(11)	1	6
Other	7	11	7
Income tax expense	80	84	192
Effective tax rate (%)	26%	11%	74%
(1)This amount is related to current tax adjustments in the U.S. to mitigate cash tax relating to the Base Erosion and Anti-Abuse Tax, Canadian non-deductible penalties, and a tax adjustment relating to dividends on preferred shares, treated as interest for accounting purposes.
Global Minimum Tax Act
In response to the OECD Pillar Two Model rules, Canada enacted the Global Minimum Tax Act (GMTA) on June 19, 2024. The GMTA provides for a minimum tax of 15 per cent to be applied on a jurisdictional basis. The adoption of the GMTA did not have a material impact on the
Company’s tax expense. IAS 12 contains a mandatory temporary exception to recognizing and disclosing information about deferred taxes related to Pillar Two. The Company has applied this exception.
II. Components of Income Tax Expense
The components of income tax expense are as follows:

Year ended Dec. 31	2024	2023	2022
Current income tax expense	143	50	65
Deferred income tax (recovery) expense related to the origination and reversal of temporary differences	(45)	215	153
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(5)	(3)	(2)
Reversal of unrecognized deferred income tax assets(1)	(13)	(178)	(24)
Income tax expense	80	84	192

Current income tax expense	143	50	65
Deferred income tax (recovery) expense	(63)	34	127
Income tax expense	80	84	192
(1)During the year ended Dec. 31, 2024, the Company recognized deferred tax assets of $13 million (2023 — $178 million, 2022 — $24 million). The deferred income tax assets mainly relate to the tax benefits associated with tax losses related to the Company's directly owned U.S. operations and other deductible differences. The Company has not recognized $152 million (2023 — $157 million) of deferred tax assets on the basis that it is not probable that sufficient future taxable income would be available to utilize these tax assets.
Consolidated Statements of Changes in Equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2024	2023	2022
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	53	27	(112)
Net impact related to hedges of foreign operations	(4)	1	(3)
Net impact related to net actuarial gains (losses)	3	(1)	12
Transaction costs for the acquisition of TransAlta Renewables	—	(2)	—
Income tax expense (recovery) reported in equity	52	25	(103)
Consolidated Statements of Financial Position
Significant components of the Company’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2024	2023(2)
Non-capital losses(1)	149	88
Future decommissioning and restoration costs	184	140
Property, plant and equipment	(646)	(528)
Investment in subsidiaries(2)	(60)	(63)
Risk management assets and liabilities, net	40	99
Employee future benefits and compensation plans	52	50
Foreign exchange differences	16	12
Other taxable temporary differences	(1)	(6)
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(266)	(208)
Unrecognized deferred income tax assets	(152)	(157)
Net deferred income tax liabilities	(418)	(365)
(1)Non-capital losses expire between 2031 and 2044. Net operating losses from U.S. operations have no expiration.
(2)Classification for the 2023 comparative figures has been conformed to the current period's presentation.
The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2024	2023
Deferred income tax assets(1)	52	21
Deferred income tax liabilities	(470)	(386)
Net deferred income tax liabilities	(418)	(365)
(1)The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Company’s long-range forecasts.
Contingencies
As of Dec. 31, 2024, the Company had recognized a net liability of nil (2023 — nil) related to uncertain tax positions.